SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
NOTE 7 - SUBSEQUENT EVENTS

Common Stock Purchase Agreement

On October 15, 2018, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Triton Funds, LP, a Delaware limited partnership (the “Purchaser”), pursuant to which the Purchaser has the right to right to purchase up to $1,000,000 of shares of common stock (the “Shares”) of the Company at a purchase price equal to 75% of the lowest closing price of the common stock of the Company on the over-the-counter markets for the five business days prior to a purchase. The Purchaser, however, will not have the right to purchase more than $300,000 of common stock of the Company within a period of every 30 business days. The Company has the right to terminate the Purchase Agreement at any time, and the Purchase Agreement shall terminate automatically on June 30, 2019, unless earlier terminated. The Purchase Agreement also contains customary representations, warranties, and covenants by, among, and for the benefit of the parties.

On October 15, 2018, the Company entered into a non-binding letter agreement, pursuant to which the Company intends to issue 25,000 shares of common stock to the Purchaser, pursuant to a Share Donation Agreement to be entered into by and between the Company and the Purchaser at a future, unspecified date. The Company anticipates making the issuance of 25,000 shares on a date before December 31, 2018. The Company’s offering of the Shares to the Purchaser is exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(a)(2) of the Act (in that the Shares were offered by us in a transaction not involving any public offering) and pursuant to Rule 506 of Regulation D, promulgated thereunder.

On October 1, 2018, the Company offered, sold and issued an aggregate of 895,000 shares of common stock to 6 accredited investors in exchange for services rendered to the Company. The shares are valued at $1.21 per share, which was the closing price of shares of common stock of the Company on October 1, 2018. The Company made the offer and sale of the 895,000 shares pursuant to the exemption from registration afforded by Rule 506 of Regulation D, promulgated pursuant to the Securities Act. The issuance included 250,000 shares to SBS Management; 225,000 shares to JJ Southard, Secretary and Treasurer of the Company; 200,000 shares to Chris Bridges, President of the Company, and 200,000 shares to John Brady, a director of the Company; and 10,000 shares to each of two persons who have provided accounting advice to Company.

On October 1, 2018, the Company issued 12,500 shares of common stock to 1 accredited investor at a purchase price of $2.00 per share, for aggregate proceeds of $25,000 which was received by the Corporation on April 20, 2018. The Company did not issue the shares until October 1, 2018, and included the proceeds received as "Common stock to be issued" in the condensed consolidated statement of stockholders' equity at September 30, 2018.

Stock Subscriptions

In April 2018, the Company sold 12,500 shares of common stock at a price of $2.00 per share for total proceeds of $25,000. The shares were issued pursuant to a private placement Subscription Agreement with accredited investors. The Subscription Agreement offered up to one million shares of the Company’s common stock at a price per share of $2.00 per share. The Company made this offering solely to accredited investors, as defined under Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended.